NET FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of detailed information about net finance costs

For the years ended December 31		2019
($ millions)	2020	(Restated Note 3)
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	362	291
Leases	39	17
Unwinding of discount rate	15	8
Gain in fair value of non-commodity-related derivative financial instruments	(5)	(4)
Foreign exchange losses (gains) and other	9	(23)
Net finance costs	420	289